Non-controlling interests (Tables)	9 Months Ended
Sep. 30, 2024
Non-controlling interests
Schedule of reconciliation of non controlling interest
$
Balance, December 31, 2023	(327,501)
Net loss for the period	(616,790)
Balance, September 30, 2024	(944,291)